Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2022 (Unaudited)

Shares/Principal Amount		Value
	COMMON STOCKS - 68.8%
	Aerospace & Defense - 2.7%
5,000	Curtiss-Wright Corp.	$834,950

	Air Freight & Logistics - 0.9%
1,500	FedEx Corp.	259,800

	Banks - 4.3%
16,300	Citigroup, Inc.	737,249
14,200	Wells Fargo & Co.	586,318
		1,323,567
	Biotechnology - 3.7%
4,000	United Therapeutics Corp. (a)	1,112,360

	Chemicals - 2.6%
15,700	Dow Inc.	791,123

	Commercial Services & Supplies - 1.4%
20,100	MillerKnoll, Inc.	422,301

	Consumer Finance - 1.4%
18,000	Ally Financial, Inc.	440,100

	Diversified Financial Services - 3.4%
4,021	Apollo Global Management, Inc. (c)	256,500
27,100	Equitable Holdings, Inc.	777,770
		1,034,270
	Diversified Telecommunication Services - 2.7%
44,100	AT&T, Inc.	811,881

	Entertainment - 1.3%
41,300	Warner Bros. Discovery, Inc. (a)	391,524

	Gas Utilities - 2.2%
10,700	National Fuel Gas Co.	677,310

	Health Care Providers & Services - 5.1%
5,300	AmerisourceBergen Corp.	878,263
7,300	CVS Health Corp.	680,287
		1,558,550
	Hotels, Restaurants & Leisure - 3.1%
19,900	Las Vegas Sands Corp. (a)	956,593

	Insurance - 5.2%
5,800	Allstate Corp.	786,480
12,400	American International Group, Inc.	784,176
		1,570,656
	IT Services - 5.5%
19,500	DXC Technology Co. (a)	516,750
4,900	Fidelity National Information Services, Inc.	332,465
5,800	International Business Machines Corp.	817,162
		1,666,377
	Machinery - 2.1%
39,600	CNH Industrial NV (c)	635,976

	Multi-line Retail - 2.3%
4,900	Dollar Tree, Inc. (a)	693,056

	Oil, Gas & Consumable Fuels - 3.5%
4,000	Chevron Corp.	717,960
8,400	Murphy Oil Corp.	361,284
		1,079,244
	Pharmaceuticals - 4.7%
6,600	Merck & Co., Inc.	732,270
20,900	Perrigo Co. plc (c)	712,481
		1,444,751
	Semiconductors & Semiconductor Equipment - 2.2%
25,200	Intel Corp.	666,036

	Software - 1.0%
2,500	VMware, Inc. (a)	306,900

	Specialty Retail - 1.9%
4,000	Advance Auto Parts, Inc.	588,120

	Textiles, Apparel & Luxury Goods - 2.8%
22,300	Tapestry, Inc.	849,184

	Tobacco - 2.8%
8,600	Philip Morris International, Inc.	870,406

	TOTAL COMMON STOCKS (Cost $16,820,224)	20,985,035

	CORPORATE BONDS - 9.5%
	Banks - 2.2%
	Citizens Financial Group, Inc.
$700,000	3.750%, 7/1/24	669,069
	Food Products - 2.3%
	McCormick & Company, Inc.
715,000	3.500%, 9/1/23	707,608
	Gas Utilities - 2.4%
	National Fuel Gas Co.
800,000	3.950%, 9/15/27	740,878
	Specialty Retail - 2.6%
	Dick's Sporting Goods, Inc.
1,000,000	3.150%, 1/15/32	785,875
	TOTAL CORPORATE BONDS (Cost $2,986,243)	2,903,430

	U.S. TREASURY NOTES - 11.4%
	U.S. Treasury Floating Rate Note
650,000	4.447%, (USBMMY3M + 0.049%), 1/31/23 (d)	650,134
	U.S. Treasury Note TIPS
878,548	0.125%, 7/15/24	850,777
873,788	0.250%, 7/15/29	801,362
	U.S. Treasury Notes
310,000	0.500%, 11/30/23	298,267
145,000	0.750%, 12/31/23	139,417
165,000	0.875%, 1/31/24	158,368
165,000	1.500%, 2/29/24	159,131
145,000	2.250%, 3/31/24	140,746
300,000	2.625%, 4/15/25	289,008
	TOTAL U.S. TREASURY NOTES (Cost $3,632,415)	3,487,210

	U.S. GOVERNMENT AGENCY - 2.6%
	Federal Home Loan Banks
800,000	4.000%, 9/30/27	799,650
	TOTAL U.S. GOVERNMENT AGENCY (Cost $800,000)	799,650

	PREFERRED STOCK - 1.6%
	Consumer Finance - 1.6%
700,000	Ally Financial, Inc. - Series B, 4.70%	470,312
	TOTAL PREFERRED STOCK (Cost $713,346)	470,312

	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 3.0%
926,134	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.093% (b)	926,134
	TOTAL MONEY MARKET FUND (cost $926,134)	926,134

	U.S. TREASURY BILLS - 3.0%
$300,000	4.120%, 1/24/23 (e)	299,329
465,000	3.070%, 2/23/23 (e)	462,205
145,000	1.590%, 3/23/23 (e)	143,652
	TOTAL U.S. TREASURY BILLS (Cost $906,590)	905,186
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,832,724)	1,831,320

	Total Investments in Securities (Cost $26,784,952) - 99.9%	30,476,957
	Other Assets in Excess of Liabilities - 0.1%	31,308
	NET ASSETS - 100.0%	$30,508,265

	TIPS - Treasury Inflation Protected Securities
	USBMMY3M - U.S. Treasury 3 Month Bill Money Market Yield
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at December 31, 2022.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of December 31, 2022.
(e)	Rate shown is the discount rate at December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$1,203,405	$-	$-	$1,203,405
Consumer Discretionary	3,086,953	-	-	3,086,953
Consumer Staples	870,406	-	-	870,406
Energy	1,079,244	-	-	1,079,244
Financials	4,368,593	-	-	4,368,593
Health Care	4,115,661	-	-	4,115,661
Industrials	2,153,027	-	-	2,153,027
Information Technology	2,639,313	-	-	2,639,313
Materials	791,123			791,123
Utilities	677,310	-	-	677,310
Total Common Stocks	20,985,035	-	-	20,985,035
Corporate Bonds	-	2,903,430	-	2,903,430
U.S. Treasury Notes	-	3,487,210	-	3,487,210
U.S. Government Agency	-	799,650	-	799,650
Preferred Stock	-	470,312	-	470,312
Money Market Fund	926,134	-	-	926,134
U.S. Treasury Bills	-	905,186	-	905,186
Total Investments in Securities	$21,911,169	$8,565,788	$-	$30,476,957

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.